SIGNIFICANT ACCOUNTING POLICIES (Schedule of summarizes information about the inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Raw materials	$ 40	$ 0
Work in progress	261	0
Finished goods	1,518	76
Inventories	$ 1,819	$ 76